LVIP ClearBridge Large Cap Growth Fund Expense Example - LVIP ClearBridge Large Cap Growth Fund	Dec. 31, 2025 USD ($)
Standard Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	240
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	$ 319